Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012:

	As of December 31, 2013				As of December 31, 2012
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$8,550	$41,373	$—	$49,923	$7,989	$82,462	$—	$90,451
Foreign exchange contracts	—	2,533	—	2,533	—	833	—	833
	$8,550	$43,906	$—	$52,456	$7,989	$83,295	$—	$91,284
Liabilities:
Foreign exchange contracts	$—	$14,518	$—	$14,518	$—	$12,911	$—	$12,911
Contingent Consideration	—	—	6,127	6,127	—	—	18,983	18,983
	$—	$14,518	$6,127	$20,645	$—	$12,911	$18,983	$31,894

Summary of Activity for Liabilities with Level 3 Inputs
Activity for liabilities with Level 3 inputs is summarized in the following table:

(in thousands) (unaudited)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Contingent Consideration
BALANCE AT DECEMBER 31, 2011	$38,646
Additions from acquisitions	16,875
Payments	(6,008)
Gain included in earnings	(11,463)
Reversals	(19,129)
Foreign currency translation	62
BALANCE AT DECEMBER 31, 2012	$18,983
Additions from acquisitions	2,065
Payments	(3,834)
Gain included in earnings	(11,127)
Foreign currency translation	40
BALANCE AT DECEMBER 31, 2013	$6,127